SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note A

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Reclassifications: Certain reclassifications of previously reported amounts have been made to conform to the current year presentation and to conform with recent accounting pronouncements and guidance. The reclassifications had no impact on net earnings or operating cash flows as previously reported.

Stock Split: On November 22, 2010, the Company’s Board of Directors authorized a two-for-one split of the Company’s common stock, which was subsequently approved by shareholders at the Company’s Annual Meeting on January 31, 2011, and effected on February 1, 2011. The Company’s common stock was reclassified by reducing the par value from $.0586 per share to $.0293 per share and the number of authorized shares was increased from 400,000,000 to 800,000,000 shares, in order to effect a two-for-one stock split. The number of authorized shares of nonvoting common stock and preferred stock was also increased to 400,000,000 shares and 160,000,000 shares, respectively, with no change in the par value of those shares.

Unless otherwise noted, all prior year share amounts and per share calculations throughout this Annual Report have been restated to reflect the impact of this split, and to provide data on a basis comparable to fiscal 2011. Such restatements include calculations regarding the Company’s weighted-average shares, earnings per share, and dividends per share, as well as disclosures regarding the Company’s stock-based compensation plans and share repurchase activity.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal year 2011 consisted of 52 weeks, fiscal year 2010 consisted of 53 weeks, and fiscal year 2009 consisted of 52 weeks.

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 30, 2011, and October 31, 2010, consisted entirely of money market funds rated AAA.

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes I, M, and N.

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated a gain of $1.2 million for the fiscal year ended October 30, 2011, a gain of $5.4 million for the fiscal year ended October 31, 2010, and a gain of $15.3 million for the fiscal year ended October 25, 2009. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets.

The Company also holds securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of $0.5 million related to these investments for the fiscal year ended October 30, 2011, compared to a gain of $0.6 million for the fiscal year ended October 31, 2010.

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all qualified external implementation costs, and purchased software costs, are capitalized and amortized using the straight-line method over the remaining estimated useful lives, not exceeding five years.

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition, and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes that this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes that no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their business, including macroeconomic conditions and the related impact, market related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If required, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

Based on the qualitative assessment conducted in fiscal 2011, performance of the quantitative two-step test was not required for any of the Company’s reporting units, and no goodwill impairment charges were recorded.

Impairment testing for indefinite-lived intangible assets also compares the fair value and carrying value of the intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal 2011.

Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its current estimated fair value. No other material write-downs were recorded in fiscal years 2011, 2010, or 2009.

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range that constitutes the Company’s best estimate.

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note M.

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). The Company did not record an impairment charge on any of its equity investments in fiscal years 2011, 2010, or 2009.

See additional discussion regarding the Company’s equity method investments in Note G.

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2011, 2010, and 2009 were $115.3 million, $112.3 million, and $93.6 million, respectively.

Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2011, 2010, and 2009 were $29.4 million, $27.6 million, and $25.4 million, respectively.

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Share Repurchases: On October 2, 2002, the Company announced that its Board of Directors had authorized the Company to repurchase up to 10.0 million shares of common stock with no expiration date. On a pre-split basis, the Company purchased 1.1 million shares at an average price of $39.78 during fiscal 2010 under this authorization, which fully depleted that program. The Company had also purchased 1.2 million shares at an average price of $33.10 under this authorization during fiscal 2009.

On May 26, 2010, the Company announced that its Board of Directors had authorized the Company to repurchase an additional 5.0 million shares of common stock with no expiration date. On a pre-split basis, the Company purchased 0.6 million shares at an average price of $42.86 during fiscal 2010 under this new authorization.

On November 22, 2010, the Board of Directors also authorized a two-for-one stock split of the Company’s common stock. As part of the Board’s approval of that stock split, the number of shares remaining to be repurchased was adjusted proportionately. On a post-split basis, 5.5 million shares at an average price of $27.82 were purchased during fiscal 2011 under the current authorization in place.

Supplemental Statement of Operations Information: Net earnings for the fiscal year ended October 31, 2010, include two non-recurring charges recorded by the Company. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. Valley Fresh® canned meats were produced at this facility. A write-down of fixed assets and the recording of employee related costs resulted in a charge of $6.3 million after tax ($0.02 per diluted share). Health care laws enacted in fiscal 2010 also required the Company to reduce the value of its deferred tax assets as a result of a change to the tax treatment of Medicare Part D subsidies. As a result, the Company recorded a charge of $7.1 million ($0.03 per diluted share) to income tax expense during the second quarter, primarily related to these new health care laws.

Supplemental Cash Flow Information: Non-cash investment activities presented on the Consolidated Statements of Cash Flows generally consist of unrealized gains or losses on the Company’s rabbi trust and other investments, amortization of affordable housing investments, and amortization of bond financing costs. Additionally, the Company had a $7.9 million negative reserve adjustment related to supplier contracts for the fiscal year ended October 25, 2009. The noted investments are included in other assets or short-term marketable securities on the Consolidated Statements of Financial Position.

Changes in the value of these investments are included in the Company’s net earnings and are presented in the Consolidated Statements of Operations as either interest and investment income or interest expense, as appropriate.

Accounting Changes and Recent Accounting Pronouncements: In September 2011, the Financial Accounting Standards Board (FASB) updated the guidance within ASC 350, Intangibles — Goodwill and Other. The update gives companies the option to first perform a qualitative assessment for goodwill impairment to determine whether it is more likely than not (> 50% likelihood) that the fair value of a reporting unit is less than its carrying amount. If a company concludes that this is the case, then a two-step quantitative test for goodwill impairment must still be performed. Otherwise, a company does not need to perform the two-step test. The updated guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted if a company’s financial statements have not yet been issued. As allowed, the Company early adopted the new provisions of this accounting standard and used the qualitative assessment option for its annual goodwill impairment test performed for fiscal 2011. The testing procedures and results are described under Goodwill and Other Intangibles above.

In June 2011, the FASB updated the guidance within ASC 220, Comprehensive Income. The update eliminates the option for companies to report other comprehensive income and its related components in the Statement of Changes in Stockholders’ Equity. Instead, companies have the option to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous Statement of Comprehensive Income or in two separate but consecutive statements. The updated guidance is to be applied retrospectively, and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company will adopt the new provisions of this accounting standard at the beginning of fiscal year 2013, and adoption is not expected to have a material impact on the consolidated financial statements, as it relates to presentation only.

In May 2011, the FASB updated the guidance within ASC 820, Fair Value Measurements and Disclosures. The update amends and clarifies current fair value measurement guidance, and requires additional disclosures. The most significant disclosure requirement relates to quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The updated guidance is effective for interim and annual periods beginning after December 15, 2011, and early adoption is not permitted. Accordingly, the Company will adopt the new provisions of this accounting standard in the second quarter of fiscal 2012 and is currently evaluating the impact of adoption on the consolidated financial statements.